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                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 033-85014


                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

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                          FS VARIABLE SEPARATE ACCOUNT
                    SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

    POLARIS VARIABLE ANNUITY DATED MAY 1, 2006(AS SUPPLEMENTED JUNE 23, 2006) POLARIS II VARIABLE ANNUITY DATED MAY 1, 2006(AS SUPPLEMENTED JUNE 23, 2006)
   POLARIS CHOICE VARIABLE ANNUITY MAY 1, 2006(AS SUPPLEMENTED JUNE 23, 2006) FSA ADVISOR VARIABLE ANNUITY DATED MAY 1, 2006(AS SUPPLEMENTED JUNE 23, 2006)
          POLARIS CHOICE III VARIABLE ANNUITY DATED SEPTEMBER 29, 2006
      POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY DATED MAY 1, 2006
                         (AS SUPPLEMENTED JUNE 23, 2006)
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On or about January 2, 2007, the WM Advisors, Inc. changes its name to Edge
Asset Management, Inc. All references to WM Advisors, Inc. on the first page and in the "Investment Options" section of the prospectus are changed to Edge Asset Management, Inc.

In the "Investment Options" section, the paragraph under the "Anchor Series Trust" heading is replaced with the following:


        AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an indirect wholly-owned subsidiary of AIG, is the investment adviser and various managers are the subadvisers to Anchor Series Trust ("AST").


Dated:  January 2, 2007


                Please keep this Supplement with your Prospectus